GOODWILL (Tables)	3 Months Ended
Mar. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
SCHEDULE OF GOODWILL

	Realty Crunch	Expetitle	LemonBrew	Total
Cost
Balance at December 31, 2023	$602	$7,670	$721	$8,993
Impairment	-	-	-	-
Balance at December 31, 2024	602	7,670	721	8,993
Impairment	-	-	-	-
Balance at March 31, 2025	602	7,670	721	8,993
Carrying Amounts
Balance at December 31, 2024	602	7,670	721	8,993
Balance at March 31, 2025	$602	$7,670	$721	$8,993

	Realty Crunch	Expetitle	LemonBrew	Total
Accumulated Impairment Loss at December 31, 2023	$—	$723	$—	$723
Goodwill Impairment	—	—	—	—
Accumulated Impairment Loss at December 31, 2024	—	723	—	723
Goodwill Impairment	—	—	—	—
Accumulated Impairment Loss at March 31, 2025	$—	$723	$—	$723